RELATED PARTY TRANSACTIONS (Schedule of Amount Due to/from Related Parties-Trading) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Related Party Transaction [Line Items]
Amount due from related parties-trading	$ 3,322		$ 187
Amount due to related parties-trading	790
BEMC [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	157	[1]	187	[1]
Jiacheng Advertising [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	19	[2]		[2]
Guangxi Dingyuan [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	401	[3]		[3]
AM Jiaming [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	1,627	[4]		[4]
Dingsheng Ruizhi (Beijing) Investment Consulting Co. Ltd. ("Dingsheng Ruizhi") [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	322	[5]		[5]
Beijing Dayun Culture Communication Co. Ltd ("Dayun Culture") [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	796	[5]		[5]
Qingdao AM [Member]
Related Party Transaction [Line Items]
Amount due to related parties-trading	$ 790

[1]	The amounts due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2013 and 2014, respectively.
[2]	The amounts due from Jiacheng Advertising represents the amount of digital TV on airplanes concession fee receivable as of December 31, 2014.
[3]	The amounts due from Guangxi Dingyuan represents the amount of a deposit on concession fee receivable from Guangxi Dingyuan as of December 31, 2014.
[4]	The amounts due from AM Jiaming includes a short-term loan to AM Jiaming amounted to $1,612 and related interest receivable of $15 as of December 31, 2014.
[5]	The amounts due from Dingsheng Ruizhi and Dayun Culture represent the unreceived consideration of $322 and $796 for selling the 20% and 20% of equity interests in AM Film and AM Lianhe, respectively, as of December 31, 2014.